Description of the Business and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended																				0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series E [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-3 [Member]	Jul. 31, 2012 Foreign currency exchange loss [Member]	Jul. 31, 2011 Foreign currency exchange loss [Member]	Jul. 31, 2010 Foreign currency exchange loss [Member]	Jul. 31, 2011 Accounts Receivable [Member] customer	Jul. 31, 2012 Accounts Receivable [Member] customer	Jul. 31, 2012 SolSoft Acquisition [Member]	Jul. 31, 2011 SolSoft Acquisition [Member]	Jul. 31, 2012 Letter of Credit [Member]	Jul. 31, 2011 Letter of Credit [Member]	Apr. 25, 2012 IPO [Member]	Jul. 31, 2012 Prepaid Expense and Other Assets, Current [Member] SolSoft Acquisition [Member]	Jul. 31, 2012 Selling and Marketing [Member]	Jul. 31, 2011 Selling and Marketing [Member]	Jul. 31, 2010 Selling and Marketing [Member]	Apr. 25, 2012 Overallotment Option, Underwriters [Member] IPO [Member]	Apr. 25, 2012 Underwriter Discount [Member] IPO [Member]	Apr. 25, 2012 Commission and Offering Expenses [Member] IPO [Member]	Jul. 31, 2012 Non-cancelable Purchase Commitments [Member]
Business [Abstract]
Total common stock sold for initial public offering (in shares)																					6,869,343					1,125,000
Common stock sold by selling stockholders (in shares)																					1,755,657
Public offering share price (in dollars per share)																					$ 16
Aggregate offering price																					$ 109,900,000
Net proceeds from initial public offering																					98,200,000
Commissions																											7,700,000	4,000,000
Restricted Cash [Abstract]
Restricted cash, noncurrent	3,803,000	732,000																230,000	3,800,000	500,000
Restricted cash, total																			3,900,000			200,000
Restricted cash, current																			100,000
Restricted cash included in prepaid expenses and other current assets	4,159,000	3,832,000															200,000
Inventory [Abstract]
Inventory write-down	600,000	1,300,000	600,000																										400,000
Concentration of Revenue and Accounts Receivable [Abstract]
Number of major customers															1	0
Percentage of accounts receivable by major customer															12.00%
Advertising Costs [Abstract]
Advertising expense																							1,100,000	100,000	100,000
Foreign Currency [Abstract]
Foreign currency exchange losses												$ 613,000	$ 588,000	$ 392,000
Net Income (Loss) per Share of Common Stock [Abstract]
Annual dividend rate (in dollars per share)				$ 73.07	$ 6.58	$ 0.02	$ 0.11	$ 0.14	$ 0.09	$ 0.12	$ 0.12